Significant accounting policies	12 Months Ended
Dec. 31, 2018
Text block1 [abstract]
Significant accounting policies

Note 2 – Significant accounting policies

2.1. Basis of preparation

The Consolidated Financial Statements of ITAÚ UNIBANCO HOLDING were prepared taking into account the requirements and guidelines set out by the National Monetary Council (CMN), which established that as from December 31, 2010 annual Consolidated Financial Statements are to be prepared in accordance with the International Financial Reporting Standards (IFRS), as issued by the International Accounting Standards Board (IASB).

In the preparation of these Consolidated Financial Statements, ITAÚ UNIBANCO HOLDING adopted the criteria for recognition, measurement and disclosure established in the IFRS and in the interpretations of the International Financial Reporting Interpretation Committee (IFRIC).

Management believes that the information included in these Consolidated Financial Statements is relevant and a faithful representation of the information used in the management of the ITAÚ UNIBANCO HOLDING.

2.2. New accounting standards and new accounting standards changes and interpretations

a)	Accounting standards applicable for period ended December 31, 2018

•

IFRS 9 – Financial Instruments: The pronouncement replaces lAS 39 – Financial Instruments: Recognition and Measurement. IFRS 9 is applicable to all financial assets and liabilities and was retrospectively adopted on the date the standard becomes effective, on January 1st, 2018. The new rule is structured to contemplate the pillars (I) Classification and measurement of financial assets, (II) Impairment and (III) Hedge accounting.

Transition for IFRS 9

The main changes identified by ITAÚ UNIBANCO HOLDING due to the adoption of IFRS 9 are related to the classification, measurement and impairment of financial assets. ITAÚ UNIBANCO HOLDING will continue applying the hedge accounting requirements set forth in IAS 39 and retrospectively applied the other criteria of IFRS 9 as from January 1st, 2016.

(I)	Classification and Measurement of Financial Assets and Liabilities

IFRS 9 introduces the concept of business model and assessment of characteristics of contractual cash flows (Solely Payment of Principal and Interest Test – SPPI Test) for classification of financial assets.

•	Business Model: represents the way the entity manages its financial assets;

•	SPPI Test: assessment of cash flows generated by the financial instrument aiming at checking whether they represent solely payments of principal and interest.

ITAÚ UNIBANCO HOLDING conducted a detailed analysis of its business models and characteristics of its cash flows of financial assets, and the main changes resulting from the adoption of IFRS 9 are:

•	The classification categories of financial assets Held to maturity, Available for sale, Held for trading and Loans and receivables have ceased to exist.

•	Three measurement categories of financial assets were introduced:

–

Amortized Cost: used when financial assets are managed to obtain contractual cash flows, constituted solely of payments of principal and interest. A significant portion of financial assets previously classified in Loans and Receivables, Held to Maturity and Available for Sale was accounted for in this category;

–

Fair Value Through Other Comprehensive Income: used when financial assets are held both for obtaining contractual cash flows, constituted solely by payments of principal and interest, and for sale. The remaining portion of financial assets previously accounted for as Available for Sale was classified in this category; and

–	Fair Value Through Profit or Loss: used for financial assets that do not meet the aforementioned criteria. Derivatives and financial assets Held for Trading were recorded in this category.

•	In the initial adoption, there were designations of equity instruments at fair value through other comprehensive income.

•	The existing designations of financial assets/liabilities at fair value through profit or loss were maintained and there were no new designations.

•

Financial assets which cash flows were modified (without derecognition) had their gross carrying amount recalculated, according to IFRS 9 requirements, and the effects of this change were recognized in profit or loss after the initial date. There were no adjustments recognized at January 01, 2016.

ITAÚ UNIBANCO HOLDING maintained the classification of financial liabilities unchanged, which continue being measured at amortized cost or fair value through profit or loss, in the event they had been previously designated.

(II)	Impairment

The requirements for assessment of impairment of financial assets are based on an expected credit loss model. The main changes in the accounting policy of ITAÚ UNIBANCO HOLDING for impairment are listed below.

The expected credit loss model includes the use of forward looking information and classification of financial assets in three stages:

•	Stage 1 – 12-month expected credit loss: represents default events possible within 12 months. Applicable to financial assets purchased or originated credit impaired financial assets;

•

Stage 2 – Lifetime expected credit loss of financial instrument: considers all possible default events. Applicable to financial assets purchased or originated credit impaired financial assets and which credit risk has increased significantly; and

•

Stage 3 – Credit loss expected for credit-impaired assets: considers all possible default events. Applicable to financial assets purchased or originated credit impaired financial assets. The measurement of assets classified in this stage is different from Stage 2 due to the recognition of interest income by applying the effective interest rate at amortized cost (net of provision) rather than at the gross carrying amount.

An asset will migrate from a phase as its credit risk increases or decreases. Therefore, a financial asset that migrated to phases 2 and 3 may return to phase 1, unless it was purchased or originated credit impaired financial assets.

The change in the calculation model of expected credit loss gave rise to an increase in the provision recorded in the consolidated financial statements of ITAÚ UNIBANCO HOLDING due to the change in measurement of financial assets, and loss revaluation considering forward looking criteria.

(III)	Hedge accounting

The hedge accounting requirements are closed aligned with risk management and should be applied on a prospective basis. ITAÚ UNIBANCO HOLDING will continue applying all requirements for hedge accounting set forth in IAS 39, as permitted by IFRS 9.

Reconciliation of Stockholders’ Equity and Net Income between IAS 39 and IFRS 9

	Reference	12/31/2017		12/31/2016		1/1/2016
		Stockholders’ Equity	Net Income	Stockholders’ Equity	Net Income	Stockholders’ Equity
In accordance with IAS 39 (excluding non-controlling interests)		134,840	23,903	122,582	23,263	112,252
Adjustments arising from changes in the financial asset derecognition policy, net of tax effects	a	2,402	(78)	2,462	201	2,280
In accordance with IAS 39 (excluding non-controlling interests)		137,242	23,825	125,044	23,464	114,532
Expected loss	b	(9,858)	(1,948)	(7,915)	(3,438)	(4,615)
Loan operations and Finance leases		(8,574)	(1,192)	(7,385)	(2,259)	(5,189)
Other financial assets		(1,284)	(756)	(530)	(1,179)	574
Change in financial assets	c	138	101	36	36	—
Adjustment to fair value of financial assets	d	(540)	359	(787)	514	(661)
Effect of adoption of investments in Associates / Joint ventures		(116)	—	—	—	—
Deferred taxes on the above adjustments		4,324	522	3,774	1,164	2,534
Interest of non-controlling stockholders		188	334	(57)	(113)	187

Total adjustments		(5,864)	(632)	(4,949)	(1,837)	(2,555)

In accordance with IFRS 9 - attributable to controlling stockholders		131,378	23,193	120,095	21,627	111,977
In accordance with IFRS 9 - attributable to non-controlling stockholders		12,978	32	12,289	389	1,620
In accordance with IFRS 9 - attributable to controlling and non-controlling stockholders		144,356	23,225	132,384	22,016	113,597

(a)

Change in the policy for partial derecognition of financial assets, in accordance with IAS 8, which caused the proportional treatment as asset, aligning the recovery behavior of financial assets and their economic realization.

(b)	Change in the calculation model based on loss incurred (IAS 39) for expected loss, considering prospective information.
(c)	Adequacy of gross carrying amount of financial assets that had their cash flows modified (without derecognition), and which balances were recalculated in accordance with IFRS 9.
(d)	Change in the measurement model of financial assets due to the new categories introduced by IFRS 9.

Consolidated Balance Sheet at 01/01/2016

(In million Reais)

	IAS 39 01/01/2016				IFRS 9 01/01/2016
Assets	Categories	Balance	Reclassifications (a)	Remeasurements / Changes (b)	Categories	Balance
Cash and deposits on demand		18,544	—			—
Central Bank compulsory deposits to Brazil		66,556	(66,556)	—		—
Interbank deposits		30,525	(30,525)	—		—
Securities purchased under agreements to resell		254,404	(254,404)	—		—
Financial assets held for trading	Held for trading	164,311	(164,311)	—		—
Pledged as collateral		11,008	(11,008)	—		—
Other Financial assets held for trading		153,303	(153,303)	—		—
Financial assets designated at fair value through profit or loss	Available for sale	642	(642)	—		—
Derivatives		26,755	(26,755)	—		—
Available-for-sale financial assets	Available for sale	86,045	(86,045)	—		—
Pledged as collateral		16,706	(16,706)	—		—
Other Available-for-sale financial assets		69,339	(69,339)	—		—
Held-to-maturity financial assets	Held to maturity	42,185	(42,185)	—		—
Pledged as collateral		9,460	(9,460)	—		—
Other Held-to-maturity financial assets		32,725	(32,725)	—		—
Loan operations and lease operations portfolio, net	Loans and receivables	447,404	(447,404)	—		—
Loan operations and lease operations portfolio		474,248	(474,248)	—		—
(-) Allowance for loan and lease losses		(26,844)	26,844	—		—
Other financial assets		53,506	(53,506)	—		—

Cash and deposits on demand		18,544	—	—		18,544
Financial assets		—	1,172,333	2,513		1,174,846
Central Bank compulsory deposits to Brazil		—	66,556	—		66,556
At amortized cost		—	874,360	1,589	amortized cost	875,949
Interbank deposits		—	30,525	—		30,525
Securities purchased under agreements to resell		—	254,404	—		254,404
Securities		—	88,521	(1,007)		87,514
Loan operations and lease operations portfolio		—	474,248	4,142		478,390
Other financial assets		—	53,506	—		53,506
(-) Provision for expected loss		—	(26,844)	(1,546)		(28,390)
At fair value through other comprehensive income		—	26,069	2,532	fair value through other comprehensive income	28,601
Securities		—	26,069	2,532		28,601
At fair value through profit or loss		—	205,348	(1,608)	fair value through profit or loss	203,740
Securities		—	178,593	(1,608)		176,985
Derivatives		—	26,755	—		26,755
Investments in subsidiaries and joint ventures		4,399	—	—		4,399
Fixed assets, net		8,541	—	—		8,541
Goodwill and Intangible assets, net		8,352	—	—		8,352
Tax assets		52,149	—	3,193		55,342
Other assets		12,097	—	82		12,179

Total assets		1,276,415	—	5,788		1,282,203

	IAS 39 01/01/2016				IFRS 9 01/01/2016
Liabilities and stockholders’ equity	Categories	Balance	Reclassifications (a)	Remeasurements / Changes (b)	Categories	Balance
Deposits		292,610	(292,610)	—	—	—
Securities sold under repurchase agreements		336,643	(336,643)	—	—	—
Financial liabilities held for trading		412	(412)	—	—	—
Derivatives		31,071	(31,071)	—	—	—
Interbank market debt		156,886	(156,886)	—	—	—
Institutional market debt		93,918	(93,918)	—	—	—
Other financial liabilities		68,715	(68,715)	—	—	—
Reserves for insurance and private pension		129,305	—	—	—	—
Liabilities for capitalization plans		3,044	(3,044)	—	—	—
Provisions		18,994	—	—	—	—
Tax liabilities		4,971	—	—	—	—
Other liabilities		25,787	—	—	—	—
Total liabilities		1,162,356	—	—	—	—

Financial liabilities		—	983,299	3,643		986,942
At amortized cost		—	951,816	—		951,816
Deposits		—	292,610	—		292,610
Securities sold under repurchase agreements		—	336,643	—		336,643
Interbank market debt		—	156,886	—		156,886
Institutional market debt		—	93,918	—		93,918
Other financial liabilities		—	71,759			71,759
At fair value through profit or loss		—	31,483	—	Financial Liabilities Designated at Fair Value Through Profit or Loss	31,483
Derivatives		—	31,071	—		31,071
Others		—	412	—		412
Provision for expected loss		—	—	3,643		3,643
Loan commitments		—	—	2,820		2,820
Financial guarantees		—	—	823		823
Reserves for insurance and private pension		129,305	—	—		129,305
Provisions		18,994	—	—		18,994
Tax liabilities		4,971	—	2,606		7,577
Other liabilities		25,787	—	1		25,788
Total liabilities		179,057	983,299	6,250		1,168,606
Total stockholders’ equity attributed to the owners of the parent company		112,252	—	(275)		111,977
Non-controlling interests		1,807	—	(187)		1,620
Total stockholders’ equity		114,059	—	(462)		113,597

Total liabilities and stockholders’ equity		1,276,415	—	5,788		1,282,203

(a)	Reclassifications: refer to reclassifications of financial assets between categories of measurement at fair value and amortized cost;
(b)

Remeasurements: refer to expected credit loss and adjustment to fair value of financial assets reclassified between measurement categories; and financial assets changed and not written-off, which balances were recalculated in accordance with IFRS 9.

Consolidated Balance Sheet at 12/31/2017

(In million Reais)

	IAS 39 12/31/2017				IFRS 9 12/31/2017
Assets	Categories	Balance	Reclassifications (a)	Remeasurements / Changes (b)	Categories	Balance
Cash and deposits on demand		18,749	—	—		—
Central Bank compulsory deposits to Brazil		98,837	(98,837)	—		—
Interbank deposits		29,053	(29,053)	—		—
Securities purchased under agreements to resell		244,707	(244,707)	—		—
Financial assets held for trading	Held for trading	270,121	(270,121)	—		—
Pledged as collateral		30,585	(30,585)	—		—
Other Financial assets held for trading		239,536	(239,536)	—		—
Financial assets designated at fair value through profit or loss	Available for sale	1,746	(1,746)	—		—
Derivatives		22,843	(22,843)	—		—
Available-for-sale financial assets	Available for sale	102,284	(102,284)	—		—
Pledged as collateral		33,671	(33,671)	—		—
Other Available-for-sale financial assets		68,613	(68,613)	—		—
Held-to-maturity financial assets	Held to maturity	36,560	(36,560)	—		—
Pledged as collateral		974	(974)	—		—
Other Held-to-maturity financial assets		35,586	(35,586)	—		—
Loan operations and lease operations portfolio, net	Loans and receivables	465,472	(465,472)	—		—
Loan operations and lease operations portfolio		493,367	(493,367)	—		—
(-) Allowance for loan and lease losses		(27,895)	27,895	—		—
Other financial assets		59,568	(59,568)	—		—

Cash and deposits on demand		18,749	—	—		18,749
Financial assets		—	1,331,191	(940)		1,330,251
Central Bank compulsory deposits to Brazil		—	98,837	—		98,837
At amortized cost		—	909,104	(3,375)	Amortized cost	905,729
Interbank deposits		—	29,053	(5)		29,048
Securities purchased under agreements to resell		—	244,707	—		244,707
Securities		—	110,304	1,120		111,424
Loan operations and lease operations portfolio		—	493,367	4,352		497,719
Other financial assets		—	59,568	—		59,568
(-) Provision for expected loss		—	(27,895)	(8,842)		(36,737)
At fair value through other comprehensive income		—	49,029	3,120	Fair value through other comprhensive income	52,149
Securities		—	49,029	3,120		52,149
At fair value through profit or loss		—	274,221	(685)	Fair value through profit or loss	273,536
Securities		—	251,378	(685)		250,693
Derivatives		—	22,843	—		22,843
Investments in subsidiaries and joint ventures		5,171	—	(116)		5,055
Fixed assets, net		7,359	—	—		7,359
Goodwill and Intangible assets, net		19,383	—	—		19,383
Tax assets		41,927	—	2,322		44,249
Other assets		11,189	—	4		11,193

Total assets		1,434,969	—	1,270		1,436,239

	IAS 39 12/31/2017				IFRS 9 12/31/2017
Liabilities and stockholders’ equity	Categories	Balance	Reclassifications (a)	Remeasurements / Changes (b)	Categories	Balance
Deposits		402,938	(402,938)	—		—
Securities sold under repurchase agreements		312,634	(312,634)	—		—
Financial liabilities held for trading		465	(465)	—		—
Derivatives		26,746	(26,746)	—		—
Interbank market debt		129,616	(129,616)	—		—
Institutional market debt		98,482	(98,482)	—		—
Other financial liabilities		77,613	(77,613)	—		—
Reserves for insurance and private pension		181,232	—	—		—
Liabilities for capitalization plans		3,301	(3,301)	—		—
Provisions		19,736	—	—		—
Tax liabilities		7,839	—	—		—
Other liabilities		26,361	—	—		—
Total liabilities		1,286,963	—	—		—

Financial liabilities		—	1,051,795	4,922		1,056,717
At amortized cost		—	1,024,584	—		1,024,584
Deposits		—	402,938	—		402,938
Securities sold under repurchase agreements		—	312,634	—		312,634
Interbank market debt		—	124,587	—		124,587
Institutional market debt		—	98,482	—		98,482
Other financial liabilities		—	85,943	—		85,943
At fair value through profit or loss		—	27,211	—	Financial Liabilities Designated at Fair Value Through Profit or Loss	27,211
Derivatives		—	26,746	—		26,746
Others		—	465	—		465
Provision for expected loss		—	—	4,922		4,922
Loan commitments		—	—	3,015		3,015
Financial guarantees		—	—	1,907		1,907
Reserves for insurance and private pension		181,232	—	—		181,232
Provisions		19,736	—	—		19,736
Tax liabilities		7,839	—	(3)		7,836
Other liabilities		26,361	—	1		26,362
Total liabilities		235,168	1,051,795	4,920		1,291,883
Total stockholders’ equity attributed to the owners of the parent company		134,840	—	(3,462)		131,378
Non-controlling interests		13,166	—	(188)		12,978
Total stockholders’ equity		148,006	—	(3,650)		144,356

Total liabilities and stockholders’ equity		1,434,969	—	1,270		1,436,239

(a)	Reclassifications: refer to reclassifications of financial assets between categories of measurement at fair value and amortized cost;
(b)

Remeasurements: refer to expected credit loss and adjustment to fair value of financial assets reclassified between measurement categories; and financial assets changed and not written-off, which balances were recalculated in accordance with IFRS 9.

•

IFRS 15 – Revenue from Contracts with Customers: The pronouncement replaces IAS 18 – Revenue and IAS 11 – Construction Contracts, as well as respective interpretations (IFRICs 13, 15 and 18). It requires that the recognition of revenue reflect the transfer of goods or services to the client. This standard is effective for the years beginning January 1st, 2018 and there are no impacts for the Consolidated Financial Statements of ITAÚ UNIBANCO HOLDING.

•

Amendment to IFRS 4 – Insurance Contracts – Joint application of IFRS 9: The amendment enables entities that are issuers of insurance contracts to mitigate possible impacts of the adoption of IFRS 9 – Financial Instruments before the effectiveness of IFRS 17 – Insurance Contracts, through two options:

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Temporary exemption: adoption of IFRS 9 together with IFRS 17, as from January 2021. This option is applicable only to entities with significant insurance activities (over 80% of total liabilities) and that have not applied IFRS 9 in advance;

•

Overlay approach: adoption of IFRS 9, however, for assets reclassified to the category Fair Value through Profit or Loss, transferring the effects of the adoption of IFRS 9 from Income for the Period to Other Comprehensive Income until the effectiveness of IFRS 17.

Liabilities related to insurance contracts are not representative as compared to total liabilities of ITAÚ UNIBANCO HOLDING.

In 2018, ITAÚ UNIBANCO HOLDING adopted IFRS 9 for all financial assets of insurance entities, and, therefore, will not use the aforementioned options.

b)	Accounting standards recently issued and applicable in future periods

•

IFRIC 23 – Uncertainty Over Income Tax Treatments on income tax clarifies how to apply the requirements for recognition and measurement of IAS 12 – Income Taxes when there is uncertainty about the acceptance of income tax treatment by tax authorities. This interpretation is effective for the years beginning January 1, 2019 and there will be no relevant impacts for the consolidated financial statements of ITAÚ UNIBANCO HOLDING.

•

Change in Conceptual Framework – In March, 2018, o IASB issued a review of the Conceptual Framework and the main changes refer to: definitions of assets and liabilities, recognition criteria, derecognition, measurement, presentation and disclosure for equity elements and result. These changes are effective for the years started on January 1st, 2020 and possible impacts are being assessed and will be completed by the date they are in force.

•

IFRS 16 – Leases – The pronouncement replaces IAS 17 - Leases, and related interpretations (IFRIC 4, SIC 15 and SIC 27). It eliminates the accounting for operating lease agreements for the lessee, presenting only one lease model, that consists of: (a) initially recognizing all lease in assets (Right-of-Use Asset) and liabilities (Other liabilities) at present value; and (b) recognizing depreciation of Right-of-Use Asset and interest from lease separately in the result. This standard is effective for annual periods beginning on January 1st, 2019. The modified retrospective transition method will be applied, which does not require the presentation of comparative information, and liabilities and the Right-of-Use Asset are stated at present value of remaining installments. Transition to IFRS 16 will cause a variation not exceeding 0.5% of Total Assets, with no impact on Stockholders’ Equity.

•	IFRS 17 – Insurance Contracts: The pronouncement replaces IFRS 4 – Insurance Contracts and presents three approaches for assessment:

•	General Model: applicable to all contracts without direct participation features;

•

Premium Allocation Approach (PAA): applicable to contracts which term is up to 12 months and with modestly complex cash flows. It is simpler than the standard model; and it can be used only when it produces results similar to those that would be obtained it the standard model was used;

•

Variable Fee Approach: applicable to insurance contracts with direct participation features. The insurance contracts are substantially investment related service contracts under which an entity promises an investment return based on underlying items.

Insurance contracts should be recognized based on the analysis of four components:

•	Expected Future Cash Flows: estimate of all components of cash flow of the contract, considering inflows and outflows;

•	Risk Adjustment: estimate of offset required by deviations that may occur between cash flows;

•	Contractual Margin: difference between any amounts received before the beginning of the contract coverage and present value of cash flows estimated in the beginning of the contract;

•	Discount: projected cash flows should be discounted at present value, to reflect the time value of money, at rates that reflect the characteristics of respective flows.

This standard is effective for annual periods beginning on January 1st, 2021. Possible impacts are being assessed and will be completed by the date this standard is effective.

2.3. Critical accounting estimates and judgments

The preparation of Consolidated Financial Statements in accordance with IFRS requires Management to make estimates and assumptions that affect the reported amounts of assets, liabilities, and contingent assets and liabilities at the date of the Consolidated Financial Statements, due to uncertainties and high level of subjectivity involved in the recognition and measurement of certain items.

Estimates and judgments considered more relevant by ITAÚ UNIBANCO HOLDING are detailed below:

a)	Consolidation

Controlled entities are all entities to which ITAÚ UNIBANCO HOLDING is exposed, or is entitled to variable returns of involvement with the entity and that can affect these returns through its power on the entity. Control assessment is conducted on a continuous basis. Controlled entities are consolidated from the date control is established to the date on which control ceases to exist.

b)	Goodwill

The review of goodwill due to impairment reflects the Management’s best estimate for future cash flows of Cash Generating Units (CGU). These flows are subject to market conditions and uncertain factors, such as:

•	Cash flows projected for periods of available forecasts and long-term assumptions for these flows;

•	Discount rates, since they generally reflect financial and economic variables, such as risk-free interest rate and a risk premium.

c)	Expected Credit Loss

The measurement of expected credit loss requires the application of significant assumptions, such as:

•

Maturity term: ITAÚ UNIBANCO HOLDING considers the maximum contractual period on which it will be exposed to financial instrument’s credit risk. However, the estimated useful life of assets that do not have a determined maturity is based on the period of exposure to credit risk. Additionally, all contractual terms are considered when determining the expected life, including prepayment and rollover options.

•

Prospective information: IFRS 9 requires a balanced and impartial estimate of credit loss that comprises forecasts of future economic conditions. ITAÚ UNIBANCO HOLDING uses prospective macroeconomic information and public information with projections prepared internally to determine the impact of these estimates on the calculation of expected credit loss.

•	Probability-weighted loss scenarios: ITAÚ UNIBANCO HOLDING uses weighted scenarios to determine credit loss expected in a proper observation horizon.

•

Determining criteria for significant increase or decrease in credit risk: in each period of the consolidated financial statements, ITAÚ UNIBANCO HOLDING assesses whether the credit risk on a financial asset has increased significantly using relative and absolute triggers (indicators) by product and by country.

Brazilian and foreign government securities are considered with low credit risk, and therefore they remain in stage 1, in accordance with a study conducted by ITAÚ UNIBANCO HOLDING.

Significant increase in credit risk: ITAÚ UNIBANCO HOLDING assesses several factors to determine a significant increase in credit risk, such as: the counterparty, type and characteristics of the product and region in which it was taken out, considering the following objective criteria as minimum factors:

•	Phase 1 to phase 2: default exceeding 30 days, except for payroll loans for public bodies, which recognition is made after 45 days in arrears;

•	Phase 2 to phase 3: default exceeding 90 days, except for the mortgage loan portfolio, which uses 180 days in arrears as a parameter for phase migration.

ITAÚ UNIBANCO HOLDING assesses whether the credit risk has significantly increased on an individual or collective basis. For collective assessment purposes, financial assets are grouped based on characteristics of shared credit risk, considering the type of instrument, credit risk classifications, initial recognition date, remaining term, industry, geographical location of the counterparty, among other significant factors.

Macroeconomic scenarios: This information involves inherent risks, market uncertainties and other factors that may give rise to results different from expected, including changes in market conditions and economic policy, recessions or fluctuations in indicators different from expected.

d)	Change to Financial Assets

The factors used to determine whether there was substantial change to a contract are: change to contractual cash flows and significant extensions in the operation term due to the debtor’s financial constraints, significant changes to interest rate and changes to the currency in which the operation is denominated.

e)	Transfer of Financial Assets

Financial assets are written off when all their risks and benefits are transferred. In this assessment, ITAÚ UNIBANCO HOLDING considers if: there is no obligation to make payments unless the due amounts are received (assets); there is no prohibition to sell these assets or pledge them as guarantee; and there is no obligation to send all proceedings received from assets without a significant delay.

f)	Derecognition of Financial Assets

When there are no reasonable expectations of recovery of a financial asset, considering historical curves, its total or partial derecognition is carried out concurrently with the use of the related allowance for expected credit loss, with no effect on the Consolidated Statement of Income of ITAÚ UNIBANCO HOLDING. Subsequent recoveries of amounts previously written off are accounted for as income in the Consolidated Statement of Income.

g)	Deferred income tax and social contribution

As explained in Note 2.4j, deferred tax assets are recognized only in relation to temporary differences and tax assets and loss for offset to the extent it is probable that ITAÚ UNIBANCO HOLDING will generate future taxable profit for its use. The expected realization of deferred tax assets is based on the projection of future taxable profits and technical studies, as disclosed in Note 24.

h)	Fair value of financial instruments, including derivatives

The fair value of financial instruments, including Derivatives that are not traded in active markets is calculated by using valuation techniques based on assumptions that consider market information and conditions. The main assumptions are: historical data, information on similar transactions and pricing techniques. For more complex or illiquid instruments, significant judgment is necessary to determine the model used with the selection of specific inputs and, in certain cases, evaluation adjustments are applied to the model amount our price quoted for financial instruments that are not actively traded.

The methodologies used to estimate the fair value of certain financial instruments are described in Note 28.

i)	Defined benefit pension plan

The current amount of pension plans is obtained from actuarial calculations, which use assumptions as discount rate, which is appropriated at the end of each year and used to determine the present value of estimated future cash outflows. To determine the appropriate discount rate, ITAÚ UNIBANCO HOLDING considers the interest rates of National Treasury Notes that have maturity terms approximating the terms of the respective liabilities.

The main assumptions on Pension plan obligations are based on, in part, current market conditions. Additional information is disclosed in Note 26.

j)	Provisions, contingencies and legal liabilities

ITAÚ UNIBANCO HOLDING periodically reviews its contingencies. These contingencies are evaluated based on Management´s best estimates, taking into account the opinion of legal counsel when there is a likelihood that financial resources will be required to settle the obligations and the amounts may be reasonably estimated.

Contingencies classified as probable losses are recognized in the Balance Sheet under Provisions.

Contingent amounts are measured using appropriate models and criteria, despite the uncertainty surrounding the ultimate timing and amounts. Provisions, contingencies and other commitments are detailed in Note 29.

k)	Technical provisions for insurance and private pension

Technical provisions are liabilities arising from obligations of ITAÚ UNIBANCO HOLDING to its policyholders and participants. These obligations may be short term liabilities (property and casualty insurance) or medium and long term liabilities (life insurance and pension plans).

The determination of the actuarial liability is subject to several uncertainties inherent in the coverage of insurance and pension contracts, such as assumptions of persistence, mortality, disability, life expectancy, morbidity, expenses, frequency and severity of claims, conversion of benefits into annuities, redemptions and return on assets.

The estimates for these assumptions are based on the historical experience of ITAÚ UNIBANCO HOLDING, benchmarks and experience of the actuary, in order to comply with best market practices and the continuous review of the actuarial liability. The adjustments resulting from these continuous improvements, when necessary, are recognized in the statement of income for the corresponding period.

Additional information is described in Note 27.

2.4. Summary of main accounting practices

a)	Consolidation

l.	Subsidiaries

In accordance with IFRS 10 - Consolidated Financial Statements, subsidiaries are all entities in which ITAÚ UNIBANCO HOLDING holds control.

Consolidated financial statements are prepared using consistent accounting policies. lntra-Group transactions and balances are eliminated on consolidation.

From the 3rd quarter of 2018, ITAÚ UNIBANCO HOLDING started adjusting the financial statements of its subsidiaries in Argentina to reflect the effects of hyperinflation, pursuant to IAS 29 – Financial Reporting in Hyperinflationary Economies.

The following table shows the main consolidated companies, which together represent over 95% of total consolidated assets, as well as the interests of ITAÚ UNIBANCO HOLDING in their voting capital at 12/31/2018 and 12/31/2017.

		Functional currency (1)	Incorporation country	Activity	Interest in voting capital at		Interest in total capital at
					12/31/2018	12/31/2017	12/31/2018	12/31/2017
Domestic
Banco Itaú BBA S.A.			Brazil	Financial institution	100.00%	100.00%	100.00%	100.00%
Banco Itaú Consignado S.A.			Brazil	Financial institution	100.00%	100.00%	100.00%	100.00%
Banco Itaucard S.A.			Brazil	Financial institution	100.00%	100.00%	100.00%	100.00%
Banco Itauleasing S.A.			Brazil	Financial institution	100.00%	100.00%	100.00%	100.00%
Cia. Itaú de Capitalização			Brazil	Capitalization	100.00%	100.00%	100.00%	100.00%
Dibens Leasing S.A. - Arrendamento Mercantil			Brazil	Leasing	100.00%	100.00%	100.00%	100.00%
Financeira Itaú CBD S.A. Crédito, Financiamento e Investimento			Brazil	Consumer finance credit	50.00%	50.00%	50.00%	50.00%
Hipercard Banco Múltiplo S.A.			Brazil	Financial institution	100.00%	100.00%	100.00%	100.00%
Itauseg Seguradora S.A.			Brazil	Insurance	100.00%	99.99%	100.00%	99.99%
Itaú Corretora de Valores S.A.			Brazil	Broker	100.00%	100.00%	100.00%	100.00%
Itaú Seguros S.A.			Brazil	Insurance	100.00%	100.00%	100.00%	100.00%
Itaú Unibanco S.A.			Brazil	Financial institution	100.00%	100.00%	100.00%	100.00%
Itaú Vida e Previdência S.A.			Brazil	Pension plan	100.00%	100.00%	100.00%	100.00%
Luizacred S.A. Sociedade de Crédito, Financiamento e Investimento			Brazil	Consumer finance credit	50.00%	50.00%	50.00%	50.00%
Redecard S.A.			Brazil	Acquirer	100.00%	100.00%	100.00%	100.00%
Foreign
Itaú CorpBanca Colombia S.A.	(Note 3)	Colombian peso	Colombia	Financial institution	25.28%	23.90%	25.28%	23.90%
Banco Itaú Argentina S.A.		Argentinian peso	Argentina	Financial institution	100.00%	100.00%	100.00%	100.00%
Banco Itaú (Suisse) SA		Swiss franc	Switzerland	Financial institution	100.00%	100.00%	100.00%	100.00%
Banco Itaú Paraguay S.A.		Guarani	Paraguay	Financial institution	100.00%	100.00%	100.00%	100.00%
Banco Itaú Uruguay S.A.		Uruguayan peso	Uruguay	Financial institution	100.00%	100.00%	100.00%	100.00%
Itau Bank, Ltd.		Real	Cayman Islands	Financial institution	100.00%	100.00%	100.00%	100.00%
Itaú BBA Colombia S.A. Corporacion Financiera		Colombian peso	Colombia	Financial institution	100.00%	100.00%	100.00%	100.00%
Itau BBA International plc		Dollar	United Kingdom	Financial institution	100.00%	100.00%	100.00%	100.00%
Itau BBA USA Securities Inc.		Real	United States	Broker	100.00%	100.00%	100.00%	100.00%
Itaú CorpBanca(2)	(Note 3)	Chilean peso	Chile	Financial institution	38.14%	36.06%	38.14%	36.06%

(1)

All foreign branches and subsidiaries of ITAÚ UNIBANCO HOLDING have functional currency equal to that of the controlling entity, except for CorpBanca New York Branch, which functional currency is the dollar.

(2)	ITAÚ UNIBANCO HOLDING controls ITAÚ CORPBANCA due to the shareholders’ agreement.

II.	Business combinations

In general, a business consists of an integrated set of activities and assets that may be conducted and managed so as to provide a direct return, as dividends, lower costs or other economic benefits, to investors or other stockholders, members or participants. There is goodwill in a set of activities and transferred assets, it is presumed to be a business.

The acquisition method is used to account for business combinations, except for those classified as under common control.

The acquisition cost is measured at the fair value of the assets transferred, equity instruments issued and liabilities incurred or assumed at the acquisition date, plus costs directly attributable to the acquisition. Acquired assets and assumed liabilities and contingent liabilities identifiable in a business combination are initially measured at fair value at the date of acquisition, regardless of the existence of non-controlling interests. When the amount paid, plus non-controlling interests, is higher than the fair value of identifiable net assets acquired, the difference will be account for as goodwill. On the other hand, if the difference is negative, it will be addressed as bargain purchase gain and the amount will be recognized directly in income.

III.	Goodwill

Goodwill is not amortized, but its recoverable amount is assessed semi-annually or when there is indication an of impairment loss event, using an approach that involves the identification of cash-generating units (CGU) and estimates of fair value less cost to sell and/or value in use.

Cash-generating units or groups are identified in the lowest level in which the goodwill is monitored for internal management purposes (Note 32). Goodwill is allocated for cash flow generating units for purposes of testing the recoverable amount.

Goodwill of associates and joint ventures is reported as part of investment in the Consolidated Balance Sheet under Investments in Associates and Joint Ventures and the recoverable amount analysis is carried out in relation to the total balance of the investments (including goodwill).

IV.	Capital Transactions with non-controlling stockholders

IFRS 10 – Consolidated Financial Statements establishes that, changes in an ownership interest in a subsidiary, which do not result in a loss of control, are accounted for as capital transactions and any difference between the amount paid and the carrying amount of non-controlling stockholders is recognized directly in consolidated stockholders’ equity.

b)	Foreign currency translation

I.	Functional and presentation currency

The Consolidated Financial Statements of ITAÚ UNIBANCO HOLDING are presented in Brazilian Reais, which is its functional and presentation currency. For each subsidiary and investment in associates and joint ventures, ITAÚ UNIBANCO HOLDING defined the functional currency, as the currency of the primary economic environment in which the entity operates.

II.	Foreign currency operations

Foreign currency operations are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses are recognized in the consolidated statement of income, unless they are related to cash flow hedge, when they are recognized in stockholders’ equity.

c)	Cash and cash equivalents

It is defined as cash and current accounts in banks, considered in the Consolidated Balance Sheet in the heading Cash, Interbank Deposits and Securities purchased under agreements to resell that have original maturities of up to 90 days or less.

d)	Financial assets and liabilities

Financial assets and liabilities are initially recognized at fair value and subsequently measured at amortized cost or fair value.

I -	Classification and Measurement of Financial Assets

As from January 1st, 2018, ITAÚ UNIBANCO HOLDING applies IFRS 9 – Financial Instruments and classified its financial assets in the following measurement categories:

•	Amortized Cost;

•	Fair Value Through Other Comprehensive Income;

•	Fair Value Through Profit or Loss.

The classification and subsequent measurement of financial assets depend on:

•	The business model under which they are measured;

•	The characteristics of its cash flows (Solely Payment of Principal and Interest Test – SPPI Test).

Business model: represents how financial assets are managed to generate cash flows and does not depend on the Management’s intention regarding an individual instrument. Financial assets may be managed with the purpose of: i) obtaining contractual cash flows; ii) obtaining contractual cash flows and sale; or iii) others. To assess business models, ITAÚ UNIBANCO HOLDING considers risks that affect the performance of business model; how business managers are compensated; and how the performance of business model is assessed and reported to Management.

When the financial asset is maintained in business models i) and ii) the application of the SPPI Test is required.

SPPI Test: assessment of cash flows generated by financial instrument with the purpose of checking whether they represent solely payments of principal and interest. To fit into this concept, cash flows should include consideration for the time value of money and credit risk. If contractual terms introduce risk exposure or cash flow volatilities, such as exposure to changes in prices of equity instruments or prices of commodities, the financial asset is classified at fair value through profit or loss. Hybrid contracts should be assessed as a whole, including all embedded characteristics. The accounting of a hybrid contract that contains an embedded derivative is performed on a joint basis, i.e. the whole instrument is measured at fair value through profit or loss.

Amortized Cost

The amortized cost is the amount through which the financial asset or liability is measured at the initial recognition, plus updates performed using the effective interest method, less amortization of principal and interest, adjusted for any provision for expected credit loss.

Effective Interest Rate

The effective interest rate is the rate that discounts estimated future receipts or payments over the expected life of the financial asset or liability.

To calculate the effective interest rate, ITAÚ UNIBANCO HOLDING estimates cash flows including all contractual terms of the financial instrument, but does not include future credit losses. The calculation includes all commissions paid or received between parties to the contract, transaction costs, and all other premiums or discounts.

The interest revenue is calculated by applying the effective interest rate to the gross carrying amount of a financial asset. In case of purchased or originated credit impaired financial assets, the adjusted effective interest rate is applied (considers the expected credit loss) at the amortized cost of the financial asset.

Fair Value

Fair value is the price that would be received for the sale of an asset or that would be paid for the transfer of a liability in a normal transaction between market players on the measurement date.

ITAÚ UNIBANCO HOLDING classifies the fair value hierarchy according to the relevance of data observed in the measurement process.

Details of the fair value of financial instruments, including Derivatives, as well as about the hierarchy of fair value are detailed in Note 28.

The average cost is used to determine the gains and losses realized on disposal of financial assets at fair value, which are recorded in the Consolidated Statement of Income as Adjustments to Fair Value of Financial Assets and Liabilities. Dividends on assets at fair value through other comprehensive income are recognized in the Consolidated Statement of Income as Dividend income when it is probable that ITAÚ UNIBANCO HOLDING’s right to receive such dividends is established.

Regular purchases and sales of financial assets are recognized and derecognized, respectively, on the trade date.

Financial assets are derecognized when rights to receive cash flows expire or when ITAÚ UNIBANCO HOLDING transfers substantially all risks and rewards of ownership, and such transfer qualifies for derecognition. Otherwise, control should be assessed to determine whether the continuous involvement related to any retained control does not prevent derecognition.

Financial assets and liabilities are offset against each other and the net amount is reported in the Balance Sheet solely when there is a legally enforceable right to offset the recognized amounts and intention to settle them on a net basis, or simultaneously realize the asset and settle the liability.

Equity Instruments

An equity instrument is any contract that evidences a residual interest in an entity’s assets, after the deduction of all its liabilities, such as Shares and Units.

ITAÚ UNIBANCO HOLDING subsequently measures all its equity instruments at fair value through profit or loss, except when Management opts, in the initial recognition, for irrevocably designating an equity instrument at fair value through other comprehensive income if it is held with a purpose other than only generating returns. When this option is selected, gains and losses on the fair value of an instrument are recognized in the Consolidated Statement of Comprehensive Income and are not subsequently reclassified to the Consolidated Statement of Income, even in the sale. Dividends continue being recognized in the Consolidated Statement of Income when ITAÚ UNIBANCO HOLDING’s right is established.

Gains and losses on equity instruments measured at fair value through profit or loss are accounted for in the Consolidated Statement of Income.

Expected Credit Loss

ITAÚ UNIBANCO HOLDING assesses on a forward-looking basis the expected credit loss associated with financial assets measured at amortized cost or through other comprehensive income, loan commitments and financial guarantee contracts:

•	Financial assets: loss is measured at present value of the difference between contractual cash flows and cash flows that ITAÚ UNIBANCO HOLDING expects to receive;

•

Loan commitments: expected loss is measured at present value of the difference between contractual cash flows that would be due if the commitment was drawn down and the cash flows that ITAÚ UNIBANCO HOLDING expects to receive;

•	Financial guarantees: the loss is measured at the difference between the payments expected for refunding the counterparty and the amounts that ITAÚ UNIBANCO HOLDING expects to recover.

ITAÚ UNIBANCO HOLDING applies the three-stage approach to measure the expected credit loss, in which financial assets migrate from one stage to the other in accordance with changes in credit risk.

Macroeconomic Scenarios

Prospective information is based on macroeconomic scenarios that are reassessed annually or when market conditions so require.

Changes in Contractual Cash Flows

When contractual cash flows of a financial asset are renegotiated or otherwise modified and this does not substantially change its terms and conditions, ITAÚ UNIBANCO HOLDING does not derecognize it. However, the gross carrying amount of this financial asset is recalculated as the present value of contractual cash flows renegotiated or changed, discounted at the original effective interest rate and a modification gain or loss is recognized in profit or loss. Any costs or fees incurred adjust the modified carrying amount and are amortized over the remaining term of the financial asset.

If, on the other hand, the renegotiation or change substantially modifies the terms and conditions of the financial asset, ITAÚ UNIBANCO HOLDING derecognises the original asset and recognizes a new one. Accordingly, the renegotiation date is considered the initial recognition date of the new asset for expected credit loss calculation purposes, including to determine significant increases in credit risk.

ITAÚ UNIBANCO HOLDING also assesses if the new financial asset may be considered as purchased or originated credit impaired financial assets, particularly when the renegotiation was motivated by the debtor’s financial constraints. Differences between the carrying amount of the original asset and fair value of the new asset are immediately recognized in the Consolidated Statement of Income.

The effects of changes to cash flows of financial assets and other details about methodologies and assumptions adopted by Management to measure the allowance for expected credit loss, including the use of prospective information, are detailed in Note 32.

Transfer of Financial Assets

ITAÚ UNIBANCO HOLDING derecognizes a financial asset, or a portion of a financial asset, from its Balance sheet when it transfers substantially all the risks and rewards of ownership of the financial asset. lf ITAÚ UNIBANCO HOLDING neither transfers nor retains substantially all the risks and rewards of ownership of the financial asset, it determines whether was retained control of the financial asset.

When ITAÚ UNIBANCO HOLDING retains control, it continues to recognize the financial asset to the extent of its continuing involvement in the financial asset and consideration received is accounted for as a financial liability.

II	- Classification and Measurement of Financial Liabilities

Financial liabilities are initially recognized at fair value and subsequently measures at amortized cost, except for:

•

Financial Liabilities at Fair Value Through Profit or Loss: classification applied to derivatives and other financial liabilities designated at fair value through profit or loss to reduce “accounting mismatches”. ITAÚ UNIBANCO HOLDING irrevocably designates financial liabilities at fair value through profit or loss in the initial recognition (fair value option), when the option eliminates or significantly reduces measurement or recognition inconsistencies.

•	Loan Commitments and Financial Guarantees, as detailed in Note 2.4d Vll.

Derecognition and Change of Financial Liabilities

ITAÚ UNIBANCO HOLDING derecognition a financial liability from the Consolidated Balance Sheet when it is extinguished, i.e., when the obligation specified in the contract is discharged, cancelled or expires.

A debt instrument change or substantial terms modification of a financial liability is accounted as a derecognition of the original financial liability and a new one is recognized.

A substantial change to contractual terms occurs when the present value of cash flow discount under the new terms, including any rates paid/received and discounted using the original effective interest rate, is at least 10% different from discounted present value of cash flow remaining from original financial liabilities.

III	– Securities purchased under agreements to resell

ITAÚ UNIBANCO HOLDING has purchased securities with resale agreement (resale agreements), and sold securities with repurchase agreement (repurchase agreement) of financial assets. Resale and repurchase agreements are accounted for under Securities purchased under agreements to resell and Securities sold under repurchase agreements, respectively.

The difference between the sale and repurchase prices is treated as interest and recognized over the life of the agreements using the effective interest rate method.

The financial assets accepted as collateral in our resale agreements can be used by us, if provided for in the agreements, as collateral for our repurchase agreements or can be sold.

IV	- Derivatives

All derivatives are accounted for as financial assets when the fair value is positive and as financial liabilities when the fair value is negative.

The assessment of active hybrid contracts that are in the scope of IFRS 9 is carried out as a whole, including all embedded characteristics, whereas the accounting is carried out on a joint basis, i.e. the whole instrument is measured at fair value through profit or loss.

When a contract has a host component outside the scope of IFRS 9, such as a lease agreement receivable or an insurance contract, or even a financial liability, embedded derivatives are treated as separate financial instruments if:

(i) Respective characteristics and economic risks are not closely related to those of the main component;

(ii) the separate instrument meets the definition of derivative; and

(iii) the underlying instrument is not account for at fair value through profit or loss.

These embedded derivatives are accounted for separately at fair value, with variations recognized in the Consolidated Statement of Income as Adjustments to Fair Value of Financial Assets and Liabilities.

ITAÚ UNIBANCO HOLDING will continue applying all accounting hedge requirements set forth in IAS 39; however, it may adopt the requirements of IFRS 9, according to the Management’s decision. According to this standard, derivatives may be designated and qualified as hedge instruments for accounting purposes and, depending on the nature of the hedged item, the method for recognizing gains or losses of fair value will be different.

ITAÚ UNIBANCO HOLDING documents, in the beginning of the hedge transaction, the relationship between hedge instruments and protected items, as well as its management risk purpose and strategy. Hedge is assessed on an ongoing basis and it is determined as having been highly effective throughout all periods of the Financial Statements for which it was designated.

IAS 39 presents three hedge strategies: fair value hedge, cash flow hedge, and hedge of net investments in a foreign operation. ITAÚ UNIBANCO HOLDING uses derivatives as hedging instruments under the three hedge strategies, as detailed in Note 7.

Fair value hedge

The following practices are adopted for these operations:

a)	The gain or loss arising from the new measurement of the hedge instrument at fair value should be recognized in income; and

b)	The gain or loss arising from the hedged item, attributable to the effective portion of the hedged risk, should adjust the book value of the hedged item and also be recognized in income.

When the derivative expires or is sold or the hedge no longer meets the accounting hedge criteria or in the event the designation is revoked, the accounting hedge should be prospectively discontinued. In addition, any adjustment in the book value of the hedged item should be amortized in income.

Cash flow hedge

For derivatives that are designated and qualify as a cash flow hedge, the effective portion of derivative gains or losses are recognized in Other comprehensive income – Cash flow hedge, and reclassified to Income in the same period or periods in which the hedged transaction affects income. The portion of gain or loss on derivatives that represents the ineffective portion or the hedge components excluded from the assessment of effectiveness is recognized immediately in income. Amounts originally recorded in Other comprehensive income and subsequently reclassified to Income are recorded in the corresponding income or expense lines corresponding to the hedged item.

When the derivative expires or is sold, when the hedge no longer meets the accounting hedge criteria or when the entity revokes the designation, any cumulative gain or loss existing in Other comprehensive income should be kept recognized in stockholders’ equity until the expected transaction occurs or is no longer expected to occur, when the hedged item is ultimately recognized in the income statement. When a forecast transaction is no longer expected to occur, the cumulative gain or loss recognized in Other Comprehensive Income is immediately transferred to the statement of income.

Hedge of net investments in foreign operations

The hedge of a net investment in a foreign operation, including hedge of a monetary item that is accounted for as part of the net investment, is accounted for in a manner similar to a cash flow hedge:

a)	The portion of gain or loss on the hedge instrument determined as effective is recognized in other comprehensive income;

b)	The ineffective portion is recognized in income.

Gains or losses on the hedging instrument related to the effective portion of the hedge which is recognized in comprehensive income is reclassified to income for the period when the foreign operation is partially or totally sold.

V - Loan operations

ITAÚ UNIBANCO HOLDING classifies a loan operation as on non-accrual status if the payment of the principal or interest has been in default for 60 days or more. In this case, accrual of interest is no longer recognized.

VI - Capitalization plans

In Brazil they are regulated by the insurance regulator. These plans do not meet the definition of an insurance contract under IFRS 4, and therefore they are classified as a financial liability at amortized cost under IFRS 9.

Revenue from capitalization plans is recognized during the period of the contract and measured as the difference between the amount deposited by the client and the amount that ITAÚ UNIBANCO HOLDING has to reimburse.

VII – Loan Commitments and Financial Guarantees

ITAÚ UNIBANCO HOLDING recognizes in the Consolidated Balance Sheet, as an obligation, on the issue date, the fair value of loan commitments and financial guarantees. The fair value is generally represented by the fee charged from the client. This amount is amortized for the instrument term and is recognized in the Consolidated Statement of Income in the heading Banking service fees.

After the issue, based on the best estimate, if ITAÚ UNIBANCO HOLDING concludes that the credit loss expected in relation to the guarantee issued is higher that the fair value less accumulated amortization, this amount is replaced by a provision for loss.

e)	Investments in associates and joint ventures

I – Associates

Associates are companies in which the investor has a significant influence but does not hold control. Investments in these companies are initially recognized at cost of acquisition and subsequently accounted for using the equity method. Investments in associates and joint ventures include the goodwill identified upon acquisition, net of any cumulative impairment loss.

II – Joint arrangements

ITAÚ UNIBANCO HOLDING defines a joint arrangements when it is entitled to rights and obligations for liabilities related to the business.

ITAÚ UNIBANCO HOLDING’s share in profits or losses of its associates and joint ventures after acquisition is recognized in the Consolidated statement of income. Its share of the changes in the share in OCI of corresponding stockholders’ equity of its associates and joint ventures is recognized in its own reserves of stockholders’ equity. The cumulative changes after acquisition are adjusted against the carrying amount of the investment. When the ITAÚ UNIBANCO HOLDING share of losses of an associates and joint ventures is equal or above its interest in the associates and joint ventures, including any other receivables, ITAÚ UNIBANCO HOLDING does not recognize additional losses, unless it has incurred any obligations or made payments on behalf of the associates and joint ventures.

Unrealized profits on transactions between ITAÚ UNIBANCO HOLDING and its associates and joint ventures are eliminated to the extent of the interest of ITAÚ UNIBANCO HOLDING. Unrealized losses are also eliminated, unless the transaction provides evidence of impairment of the transferred asset. The accounting policies on associates and joint ventures are consistent with the policies adopted by ITAÚ UNIBANCO HOLDING.

If the interest in the associates and joint ventures decreases, but ITAÚ UNIBANCO HOLDING retains significant influence or joint control, only the proportional amount of the previously recognized amounts in Other comprehensive income is reclassified in Income, when appropriate.

f)	Lease commitments (as lessee)

As a lessee, ITAÚ UNIBANCO HOLDING has finance and operating lease agreements.

ITAÚ UNIBANCO HOLDING leases certain fixed assets, and those substantially holding the risks and benefits incidental to the ownership are classified as finance leases.

Each lease installment paid is allocated part to liabilities and part to financial charges, so that a constant rate is obtained for the outstanding debt balance. Corresponding obligations, net of future financial charges, are included in Other financial liabilities. Interest expenses are recognized in the Consolidated Statement of Income over the lease term, to produce a constant periodic interest rate on the remaining liabilities balance for each period.

Expenses related to operating leases are recognized in the Consolidated statement of income, on a straight-line basis, over the period of lease.

When an operating lease is terminated before the end of the lease term, any payment to be made to the lessor as a penalty is recognized as an expense in the period the termination occurs.

g)	Fixed assets

Fixed assets are recognized at cost of acquisition less accumulated depreciation, and adjusted for impairment, if applicable. Depreciation is calculated using the straight-line method and rates based on the estimated useful lives of these assets. These rates and other information are presented in Note 13.

The residual values and useful lives of assets are reviewed and adjusted, if appropriate, at the end of each period.

ITAÚ UNIBANCO HOLDING reviews its assets in order to identify whether any indications of impairment exist. The recoverable amount of an asset is defined as the higher of its fair value less costs to sell and its value in use. For purposes of assessing impairment, assets are grouped at the lowest level for which independent cash flows can be identified (cash-generating units). The assessment may be made at an individual asset level when the fair value less the cost to sell may be reliably determined.

Gains and losses on disposals of fixed assets are recognized in the Consolidated statement of income under Other income or General and administrative expenses.

h)	Intangible assets

Intangible assets are non-physical assets, including software and other assets, and are initially recognized at cost. Intangible assets are recognized when they arise from legal or contractual rights, their costs can be reliably measured, and in the case of intangible assets not arising from separate acquisitions or business combinations, it is probable that future economic benefits may arise from their use. The balance of intangible assets refers to acquired assets or those internally generated.

Intangible assets may have finite or indefinite useful lives. Intangible assets with finite useful lives are amortized using the straight-line method over their estimated useful lives. Intangible assets with indefinite useful lives are not amortized, but periodically tested in order to identify any impairment.

ITAÚ UNIBANCO HOLDING semi-annually assesses its intangible assets in order to identify whether any indications of impairment exist, as well as possible reversal of previous impairment losses. If such indications are found, intangible assets are tested for impairment. The recoverable amount of an asset is defined as the higher of its fair value less costs to sell and its value in use. For purposes of assessing impairment, assets are grouped at the lowest level for which independent cash flows can be identified (cash-generating units). The assessment may be made at an individual asset level when the fair value less the cost to sell may be reliably determined.

ITAÚ UNIBANCO HOLDING elected the cost model to measure its intangible assets after its initial recognition.

The breakdown of intangible assets is described in Note 14.

i)	Assets held for sale

Assets held for sale are recognized in the consolidated balance sheet under the line Other assets when they are actually repossessed or there is intention to sell. These assets are initially recorded at the lower of: (i) the fair value of the asset less the estimated selling expenses, or (ii) the carrying amount of the related asset held for sale.

j)	Income tax and social contribution

There are two components of the provision for income tax and social contribution: current and deferred.

Current income tax expense approximates taxes to be paid or recovered for the applicable period.

Deferred income tax and social contribution, represented by deferred tax assets and liabilities, are obtained based on the differences between the tax bases of assets and liabilities and the amounts reported in the financial statements at each year end.

Income tax and social contribution expense is recognized in the Consolidated statement of income under Income tax and social contribution, except when it refers to items directly recognized in Other comprehensive income, such as: tax on fair value of financial assets measured at fair value through other comprehensive income, post-employment benefits and tax on cash flow hedges and hedge of net investment in foreign operations. Subsequently, these items are recognized in income in the realization of gain/loss of instruments.

Changes in tax legislation and rates are recognized in the Consolidated statement of income in the period in which they are enacted. Interest and fines are recognized in the Consolidated statement of income under General and administrative expenses.

To determine the proper level of provisions for taxes to be maintained for uncertain tax positions, a approach was applied, according to which a tax benefit is recognized if it is more likely than not that a position can be sustained, following assumptions of recognition, detailed item 2.4 n.

k)	Insurance contracts and private pension

Insurance contracts are contracts under which ITAÚ UNIBANCO HOLDING accepts a significant insurance risk of the counterparty, by agreeing to compensate it if a specified uncertain future event adversely affects it. An insurance risk is significant only if the insurance event could cause ITAÚ UNIBANCO HOLDING to pay significant additional benefits in any scenario, except for those that do not have commercial substance. Additional benefits refer to amounts that exceed those that would be payable if no insured event occurred.

At the time of the first-time adoption of IFRS, ITAÚ UNIBANCO HOLDING decided not to change its accounting policies for insurance contracts, which follow the accounting practices generally accepted in Brazil (“BRGAAP”).

Although investment agreements with discretionary participation characteristics are financial instruments, they are treated as insurance contracts, as established by IFRS 4, as well as those transferring a significant financial risk.

Once the contract is classified as an insurance contract, it remains as such until the end of its life, even if the insurance risk is significantly reduced during such period, unless all rights and obligations are extinguished or expired.

Note 27 presents a detailed description of all products classified as insurance contracts.

Private pension plans

Contracts that contemplate retirement benefits after an accumulation period (known as PGBL, VGBL and FGB) assure, at the commencement date of the contract, the basis for calculating the retirement benefit (mortality table and minimum interest). The contracts specify the annuity fees and, therefore, the contract transfers the insurance risk to the issuer at the commencement date, and they are classified as insurance contracts.

Insurance premiums

Insurance premiums are recognized by issuing an insurance policy or over the period of the contracts in proportion to the amount of the insurance coverage.

If there is evidence of impairment losses with respect to receivables for insurance premiums, ITAÚ UNIBANCO HOLDING recognizes a provision, sufficient to cover this loss, based on the risk analysis of realization of insurance premiums receivable with installments overdue for over 60 days.

Reinsurance

In the ordinary course of business, ITAÚ UNIBANCO HOLDING reinsures a portion of the risks underwritten, particularly property and casualty risks that exceed the maximum limits of responsibility that we determine to be appropriate for each segment and product (after a study which considers size, experience, specificities, and the necessary capital to support these limits). These reinsurance agreements allow the recovery of a portion of the losses from the reinsurer, although they do not release the insurer from the main obligation as direct insurer of the risks contemplated in the reinsurance.

O ITAÚ UNIBANCO HOLDING basically holds non-proportional contracts, which transfer part of responsibility to the reinsurance company for losses that will materialize after a certain level of claims in the portfolio. Reinsurance premiums of these contracts are accounted for under Other Assets, according to contractual effectiveness.

If there is any evidence of impairment loss, ITAÚ UNIBANCO HOLDING recognizes a provision when the default period exceeds 180 days as from the credit record related to refund of claims paid.

Acquisition costs

Acquisition costs include direct and indirect costs related to the origination of insurance. These costs and recorded directly in result as incurred, expect for deferred acquisition costs (commissions paid for brokerage services, agency and prospecting efforts), which are recorded proportionally to the recognition of premium revenues, i.e. for the term corresponding to the insurance contract.

Insurance Contract Liabilities

Reserves for claims are established based on historical experience, claims in process of payment, estimated amounts of claims incurred but not yet reported, and other factors relevant to the required reserve levels.

Liability Adequacy Test

ITAÚ UNIBANCO HOLDING conducts the liability adequacy test by adopting current actuarial assumptions for future cash flows of all insurance contracts in force at the balance sheet date.

Should the analysis show insufficiency, any deficiency identified will be immediately accounted for in income for the period.

The assumptions used to conduct the liability adequacy test are detailed in Note 27.

l)	Post-employments benefits

ITAÚ UNIBANCO HOLDING sponsors Defined Benefit Plans and Defined Contribution Plans, accounted for in accordance with IAS 19 – Benefits to Employees.

Pension plans - Defined benefit plans

The liability or asset, as the case, is recognized in the Consolidated Balance Sheet with respect to the defined benefit plan corresponds to the present value of defined benefit obligations at the balance sheet date less the fair value of plan assets. Defined benefit obligations are calculated on a yearly basis by an independent actuarial advisor based on the projected unit credit method.

Pension plans - defined contribution

For defined contribution plans, contributions to plans made by ITAÚ UNIBANCO HOLDING, through pension plan funds, are recognized as a liabilities as a contra entry to expense, when due. If contributions made exceed the liability for a service provided, it will be accounted for as an asset recognized at fair value, and possible remeasurements are recognized in Other Comprehensive Income, in the period they occur.

Other post-employment benefit obligations

Likewise the defined benefit pension plans, these obligations are assessed annually by independent and qualified actuaries, and costs expected from these benefits are accumulated during the employment period and gains and losses arising from adjustments of practices and changes in actuarial assumptions are recognized in Stockholders’ equity, under Other comprehensive income, in the period they occurred.

m)	Share-based payment

Share-based payments are accounted for in accordance with the amount of equity instruments granted, and they may be shares or stock options according to the plan, based on their fair value at the grant date. This cost is recognized during the vesting period of the right to exercise the instruments.

The total amount to be expensed is determined by reference to the fair value of equity instruments excluding the impact of any service and non-market performance vesting conditions (notably remaining an employee of the entity over a specified time period).

n)	Provisions, contingent assets and contingent liabilities

Contingent assets and liabilities are potential rights and obligations arising from past events for which materialization depends on uncertain future events.

Contingent assets are not recognized in the Consolidated Financial Statements, except when the Management of ITAÚ UNIBANCO HOLDING understands that realization is virtually certain, which generally corresponds to lawsuits with favorable rulings, in final and unappealable judgments, withdrawal from lawsuits as a result of a payment in settlement or as a result of an agreement to offset against an existing liability.

These contingencies are evaluated based on Management’s best estimates, and are classified as:

•	Probable: in which liabilities are recognized in the consolidated balance sheet under Provisions;

•	Possible: which are disclosed in the Consolidated Financial Statements, but no provision is recorded;

•	Remote: which require neither a provision nor disclosure.

The amount of court escrow deposits is adjusted in accordance with current legislation.

o)	Capital

Common and preferred shares, which are equivalent to common shares but without voting rights are classified in Stockholders’ equity. The additional costs directly attributable to the issue of new shares are included in Stockholders’ equity as a deduction from the proceeds, net of taxes.

p)	Treasury shares

Common and preferred shares repurchased are recorded in Stockholders’ equity under Treasury shares at their average purchase price.

Shares that are subsequently sold, such as those sold to grantees under our share-based payment, are recorded as a reduction in treasury shares, measured at the average price of treasury stock held at such date.

The difference between the sale price and the average price of the treasury shares is recorded as a reduction or increase in Additional paid-in capital. The cancellation of treasury shares is recorded as a reduction in Treasury shares against Appropriated reserves, at the average price of treasury shares at the cancellation date.

q)	Dividends and interest on capital

Minimum dividend amounts established in the bylaws are recorded as liabilities at the end of each year. Any other amount above the mandatory minimum dividend is accounted for as a liability when approved by Meeting of the Board of Directors.

Interest on capital is treated for accounting purposes as a dividend, and it is presented as a reduction of stockholders’ equity in the consolidated financial statements.

Dividends have been and continue to be calculated and paid based on the financial statements prepared under Brazilian accounting standards and regulations for financial institutions and not based on these Consolidated financial statements prepared under IFRS.

Dividends and interest on capital are presented in Note 19.

r)	Earnings per share

ITAÚ UNIBANCO HOLDING grants stock-based compensation whose dilutive effect is reflected in diluted earnings per share, with the application of the “treasury stock method“. Under the treasury stock method, earnings per share are calculated as if shares under stock-based compensation plans had been issued and as if the assumed proceeds were used to purchase shares of ITAÚ UNIBANCO HOLDING.

Earnings per share are presented in Note 25.

s)	Segment information

Segment information is disclosed consistently with the internal report prepared for the Executive Committee, which makes the operational decisions of ITAÚ UNIBANCO HOLDING.

ITAÚ UNIBANCO HOLDING has three reportable segments: (i) Retail Banking (ii) Wholesale Banking and (iii) Activities with the Market + Corporation.

Segment information is presented in Note 30.

t)	Revenue from contracts with customers

Revenue from contracts with customers is recognized when ITAÚ UNIBANCO HOLDING provides or makes the services to the clients, in an amount that reflects the consideration ITAÚ UNIBANCO HOLDING expects to collect in exchange for those services. A five-step model is applied to account for revenues: i) identification of the contract with a client; ii) identification of the performance obligations in the contract; iii) determination of the transaction price; iv) allocation of the transaction price to the performance obligations in the contract; and v) recognition of revenue when it satisfies a performance obligation.